Transactions with Related Parties, Pavimar (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 $ / d	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / d
Transactions with Related Parties [Abstract]
Management fees		$ 3,153,660	$ 2,833,500	$ 1,853,850
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees		0	977,400	$ 1,308,600
Related Party [Member] | Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	600			600
Management fees		$ 0	$ 977,400	$ 1,308,600